Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli 787 Fund, Inc.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018